Loans Payable	9 Months Ended
Sep. 30, 2024
Debt Disclosure [Abstract]
LOANS PAYABLE

7. LOANS PAYABLE

Short-term Loans

Short-term loans as of December 31, 2023 and September 30, 2024 amounted to RMB3,571,637 and RMB4,347,147 (US$619,463), respectively, which primarily consisted of secured RMB denominated borrowings from financial institutions in the PRC that are repayable within one year. As of December 31, 2023 and September 30, 2024, the repayments of primarily all of the short-term loans are guaranteed by subsidiaries within the Group and collateralized by an office building of one of the Group’s VIEs with a carrying amount of RMB509,348 and RMB499,567 (US$71,188), respectively.

Structured payable arrangements

In 2023 and 2024, the Group entered into structured payable arrangements with banks or other financial institutions (“factoring arrangements”). Under the factoring arrangements, the suppliers’ receivables collection process was accelerated through selling its receivables from the Group to the banks or other financial institutions at a discount. For the nine months ended September 30, 2023 and 2024, the Group was legally obligated to pay the banks or other financial institutions in the amount totaling RMB1,236,692 and RMB897,822 (US$127,939), respectively, which will mature within one year.

As a result of the factoring arrangements, the payment terms of the Group’s original accounts payables were substantially modified and considered extinguished as the nature of the original liability has changed from accounts payables to loan borrowings from banks or other financial institutions. The proceeds from borrowings from banks or other financial institutions is a financing activity and is reported as “Proceeds from short-term loans” in the unaudited interim condensed consolidated statements of cash flows. As of December 31, 2023 and September 30, 2024, the outstanding borrowings from the factoring arrangements were RMB1,055,806 and RMB720,859 (US$102,722), respectively, which are repayable within one year and are included in “Short-term loans” on the condensed consolidated balance sheets.

The weighted average interest rate for all of the outstanding short-term borrowings mentioned above as of December 31, 2023 and September 30, 2024 was 3.95% and 3.14%, respectively. As of December 31, 2023 and September 30, 2024, the aggregate amounts of unused lines of credit for short-term loans were RMB2,176,120 and RMB2,281,100 (US$325,054), respectively.

Long-term Loans

Long-term loans as of December 31, 2023 and September 30, 2024 amounted to RMB99,990 and RMB533,751 (US$76,059), respectively, which primarily consisted of secured RMB denominated borrowings from financial institutions in the PRC. The repayments are guaranteed by subsidiaries within the Group and collateralized by the land use right of one of the Group’s subsidiaries with a carrying amount of RMB43,737 (US$6,232) as of September 30, 2024. The principal of primarily all of the long-term loans will be repaid within three years and the amount repayable within the next twelve months are classified as “Long-term loans, current portion”.

The weighted average interest rate for all of the outstanding long-term borrowings mentioned above as of December 31, 2023 and September 30, 2024 was 4.30% and 3.89%, respectively. As of September 30, 2024, the aggregate amounts of unused lines of credit for long-term loans were RMB707,749 (US$100,853).